Principal Accounting Policies - Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2019 CNY (¥)		Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,103,479,913			¥ 1,766,298,861	$ 306,406,397	¥ 2,186,288,246	$ 318,468,790	¥ 278,458,413
Short-term investments	184,088,800				26,815,557	115,436,080
Accounts receivable, net	410,329,309				59,771,203	203,984,074
Amount due from related parties	104,097,946	[1],[2]			15,163,576
Prepayments and other current assets	142,508,846				20,758,754	120,365,506
Total current assets	2,944,504,814				428,915,487	2,626,073,906
Non-current assets:
Investments	32,498,800				4,733,984
Property and equipment, net	18,799,411				2,738,443	13,929,542
Right-of-use asset, net	64,171,819				9,347,679
Intangible assets	92,333,723				13,449,923	94,527,598
Other non-current assets	27,614,520				4,022,507	10,672,141
Total non-current assets	242,686,603				35,351,288	126,397,611
Total assets	3,187,191,417				464,266,775	2,752,471,517
Current liabilities
Lease liabilities, current	32,117,473				4,678,437
Accounts payable, current	255,180,417				37,171,219	131,249,219
Registered users' loyalty payable (including registered users' loyalty payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB249,881,449 and RMB172,120,365 as of December 31, 2018 and June 30, 2019, respectively)	178,912,204				26,061,501	256,661,934
Advance from advertising customers (including advance from advertising customers of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB 152,181,358 and RMB 164,606,216 as of December 31, 2018 and June 30, 2019, respectively)	166,090,687				24,193,836	155,099,317
Salary and welfare payable, current	73,901,862				10,765,020	43,422,202
Tax payable, current	92,118,427				13,418,562	101,286,721
Accrued liabilities related to users' loyalty programs (including Accrued liabilities related to users' loyalty program of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB44,133,812 and RMB46,255,061 as of December 31, 2018 and June 30, 2019, respectively)	46,255,061				6,737,809	44,133,812
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB360,711,336 and RMB461,629,127 as of December 31, 2018 and June 30, 2019, respectively)	478,383,268				69,684,380	379,130,559
Total current liabilities	1,329,800,556				193,707,291	1,110,983,764
Non-current liabilities:
Lease liabilities, non-current	26,586,966				3,872,828
Non-current liabilities	1,240,588,975				180,712,159	33,318,118
Total liabilities	2,570,389,531				$ 374,419,450	1,144,301,882
Net revenues	2,504,796,664		$ 364,864,772	717,834,732
Net loss	(1,249,285,575)		(181,978,963)	(514,435,513)
Net cash used in operating activities	(1,265,117,989)		(184,285,213)	(141,738,473)
Net cash provided by/(used in) investing activities	(116,420,417)		(16,958,546)	70,043,283
Net cash provided by financing activities	1,313,463,749		191,327,568	1,501,333,428
Net increase in cash and cash equivalents	(68,074,657)		$ (9,916,191)	1,429,638,238
VIEs and its subsidiaries
Current assets:
Cash and cash equivalents	8,037,363					19,464,246
Short-term investments	77,250,000					5,000,000
Accounts receivable, net	407,093,056					200,289,537
Amount due from subsidiaries of the Company	549,272,236					291,902,904
Amount due from related parties	92,962,134
Prepayments and other current assets	95,686,339					80,565,668
Total current assets	1,230,301,128					597,222,355
Non-current assets:
Investments	5,000,000
Property and equipment, net	17,649,497					13,376,314
Right-of-use asset, net	52,419,053
Intangible assets	2,612,613
Other non-current assets	25,596,111					8,945,774
Total non-current assets	103,277,274					22,322,088
Total assets	1,333,578,402					619,544,443
Current liabilities
Lease liabilities, current	24,935,349
Accounts payable, current	238,068,415					73,087,671
Amount due to subsidiaries of the Company	1,497,513,909					629,835,620
Registered users' loyalty payable (including registered users' loyalty payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB249,881,449 and RMB172,120,365 as of December 31, 2018 and June 30, 2019, respectively)	172,120,365					249,881,449
Advance from advertising customers (including advance from advertising customers of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB 152,181,358 and RMB 164,606,216 as of December 31, 2018 and June 30, 2019, respectively)	164,606,216					152,181,358
Salary and welfare payable, current	72,032,140					41,665,582
Tax payable, current	91,918,811					100,757,561
Accrued liabilities related to users' loyalty programs (including Accrued liabilities related to users' loyalty program of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB44,133,812 and RMB46,255,061 as of December 31, 2018 and June 30, 2019, respectively)	46,255,061					44,133,812
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB360,711,336 and RMB461,629,127 as of December 31, 2018 and June 30, 2019, respectively)	461,629,127					360,711,336
Total current liabilities	2,769,079,393					1,652,254,389
Non-current liabilities:
Lease liabilities, non-current	22,207,796
Non-current liabilities	22,207,796
Total liabilities	2,791,287,189					¥ 1,652,254,389
Net revenues	2,762,489,629			712,036,682
Net loss	(909,376,001)			(514,632,981)
Net cash used in operating activities	(336,305,135)			(280,080,346)
Net cash provided by/(used in) investing activities	(88,029,748)			92,990,105
Net cash provided by financing activities	412,908,000			275,200,311
Net increase in cash and cash equivalents	¥ (11,426,883)			¥ 88,110,070

[1]	For the six months ended June 30, 2018, the Group charged advertising and marketing service of RMB1.2 million to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company after September 2018). For the six months ended June 30, 2019, a total of RMB144.5 million of advertising and marketing services was provided to companies under common control of the founder, which includes integrated marketing solution services.
[2]	The Group provided agent and platform services between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of December 31, 2018.